Acquisition-related Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets [Line Items]
Definite-Lived Intangible Assets, Gross	$ 20,332.2	$ 17,994.1
Accumulated Amortization	(7,704.6)	(6,487.1)
Definite-Lived Intangible Assets, Net	12,627.6	11,507.0
Indefinite-Lived Intangible Assets	1,341.4	1,251.3
Acquisition-related Intangible Assets, Gross	21,673.6	19,245.4
Acquisition-related Intangible Assets, net of Accumulated Amortization	13,969.0	12,758.3
Amortization of Acquisition-related Intangible Assets	$ 1,380.0	1,310.0	$ 1,330.0
Minimum [Member]
Intangible Assets [Line Items]
Estimated Useful Life (in years)	3 years
Maximum [Member]
Intangible Assets [Line Items]
Estimated Useful Life (in years)	20 years
Tradenames [Member]
Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets	$ 1,234.8	1,234.8
In-Process Research and Development [Member]
Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets	106.6	16.5
Customer Relationships [Member]
Intangible Assets [Line Items]
Definite-Lived Intangible Assets, Gross	13,167.3	11,844.4
Accumulated Amortization	(4,821.4)	(4,086.9)
Definite-Lived Intangible Assets, Net	8,345.9	7,757.5
Product Technology [Member]
Intangible Assets [Line Items]
Definite-Lived Intangible Assets, Gross	5,679.7	4,799.8
Accumulated Amortization	(2,204.2)	(1,819.0)
Definite-Lived Intangible Assets, Net	3,475.5	2,980.8
Tradenames [Member]
Intangible Assets [Line Items]
Definite-Lived Intangible Assets, Gross	1,452.2	1,316.7
Accumulated Amortization	(646.0)	(548.2)
Definite-Lived Intangible Assets, Net	806.2	768.5
Other Intangible Assets [Member]
Intangible Assets [Line Items]
Definite-Lived Intangible Assets, Gross	33.0	33.2
Accumulated Amortization	(33.0)	(33.0)
Definite-Lived Intangible Assets, Net	$ 0.0	$ 0.2